Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Schedule Of Loans And Leases Receivable, Related Parties

December 31,	2011	2010	2009

Balance at beginning of year	$ 2,002,458	$ 1,464,115	$ 889,630
Additions	138,477	683,400	967,630
Repayments	(307,641)	(145,057)	(393,145)
Balance at end of year	$ 1,833,294	$ 2,002,458	$ 1,464,115